Argentina's Hyperinflationary Economy - Effects of Hyperinflation on Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Hyperinflationary Reporting [Line Items]
Intangible assets other than goodwill	$ 5,303,004	$ (658,901)	$ (1,638,552)
Property, plant and equipment	130,893,493	61,365,964
Equity	(7,953,907)	(259,253,704)	1,814,129,830
Employee benefits expenses	53,800,538	54,222,470	60,350,072
Financial income	(5,778,242)	(5,273,672)	(6,150,751)
Financial costs	48,189,495	$ 50,851,829	$ 55,701,778
IAS 29 [Member] | Argentina [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Intangible assets other than goodwill	180
Property, plant and equipment	1,035,084
Equity	(3,743,959)
Other Services Provision	(1,189,452)
Other Variable Provisioning and Services	21,503
Employee benefits expenses	143,148
Other Fixed Operating Expenses	147,975
Financial income	(268,511)
Financial costs	67,707
Total Hyperinflation	$ (3,786,325)